Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 568,704	$ 761,319	$ 478,520
Cost of revenues	271,817	307,713	236,493
Amortization of intangible assets	428,431	428,434	428,431
Gross loss (income)	131,544	(25,172)	186,404
Research and development	783,665	926,697	987,444
Less - research and development grants	(315,967)	(525,838)	(256,423)
Research and development, net	467,698	400,859	731,021
Sales and marketing	625,031	673,986	673,983
General and administrative	1,345,495	1,414,370	1,319,239
Goodwill impairment		265,089
Total operating expenses	2,438,224	2,754,304	2,724,243
Operating loss	2,569,768	2,729,132	2,910,647
Financial expenses (income), net	(50,904)	9,814,605	1,042,358
Net loss	$ 2,518,864	$ 12,543,737	$ 3,953,005
Basic and diluted net loss per ordinary share (in Dollars per share)	$ 0.06	$ 0.49	$ 0.16
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share (in Shares)	44,453,153	25,581,000	24,071,186